SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Sep. 30, 2017
Maximum [Member] | Technology Rights [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Distribution Rights [Member]
Finite-Lived Intangible Asset, Useful Life	14 years
Minimum [Member] | Technology Rights [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Distribution Rights [Member]
Finite-Lived Intangible Asset, Useful Life	6 years